Income Per Share - Weighted Average Number of Common Shares Outstanding (Detail) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share [Line Items]
Weighted average shares outstanding - basic	51,244	48,974	51,832	48,844
Effect of dilutive stock-based compensation	504	675	533	654
Effect of convertible notes	7,464	2,803	7,682	1,904
Effect of common stock warrants	5,678	722	5,940
Weighted average shares outstanding - diluted	64,890	53,174	65,987	51,402